Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Statement of comprehensive income [abstract]
Net income		$ 14,866	$ 15,807
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income		(14)	(2,241)
Provision for credit losses recognized in income		(14)	(16)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income		(131)	(12)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income		(159)	(2,269)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)		2,148	5,091
Net foreign currency translation gains (losses) from hedging activities		(1,208)	(1,449)
Reclassification of losses (gains) on foreign currency translation to income		(160)	(18)
Reclassification of losses (gains) on net investment hedging activities to income		146	17
Foreign currency translation adjustments		926	3,641
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		216	1,634
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income		146	194
Net change in cash flow hedges		362	1,828
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 17)	[1]	(344)	821
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss		(576)	1,747
Net gains (losses) on equity securities designated at fair value through other comprehensive income		44	50
Total items that will not be reclassified subsequently to income		(876)	2,618
Total other comprehensive income (loss), net of taxes		253	5,818
Total comprehensive income (loss)		15,119	21,625
Total comprehensive income attributable to:
Shareholders		15,110	21,604
Non-controlling interests		9	21
Total comprehensive income (loss)		$ 15,119	$ 21,625

[1]	Includes $(9) million that was reclassified from other comprehensive income to retained earnings.